Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 1, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 15, 2014, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective December 1, 2014: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pacific Investment Management Company LLC (“PIMCO”); (iii) changes to the advisory arrangement of the Fund; and (iv) the introduction of expense limits for the Fund.

Changes to Principal Investment Strategies

Effective December 1, 2014, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in exchange-traded funds (“ETFs”), and can opportunistically invest in swaps and futures, that provide exposures to U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of June 30, 2014, the Benchmark’s duration was 5.79.

The investment process involves an assessment of the Benchmark and identifying the best way to achieve the market exposures of the Benchmark while also trying to balance trading efficiency, low costs, high liquidity, and the need for current income. The portfolio management team will keep portfolio characteristics within a moderate range around the Benchmark’s targets.

Addition of Principal Risk

Effective December 1, 2014, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

****

Effective December 1, 2014, the following paragraph shall replace the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

On December 1, 2014, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2014 represent performance of the prior sub-advisors to the Fund.

****

Cessation of Sub-Advisory Fee and Introduction of Expense Limits

Effective December 1, 2014, the Fund will no longer pay a sub-advisory fee of 0.25% (stated as a percentage of the Fund’s average daily net assets). In addition, effective December 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15%, 0.75%, and 0.65%, respectively, effective through April 30, 2016. Accordingly, effective December 1, 2014, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.22%	1.07%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.83%	1.43%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	0.86%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15% and 0.75%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$128	$88
3 Years	$520	$396
5 Years	$937	$727
10 Years	$2,098	$1,662

****

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the Class Z Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee	0.25%
Distribution (12b-1) Fees	N/A
Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.65%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class Z shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$78
3 Years	$365
5 Years	$674
10 Years	$1,550

****

No Load | Forward Investment Grade Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 1, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 15, 2014, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective December 1, 2014: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pacific Investment Management Company LLC (“PIMCO”); (iii) changes to the advisory arrangement of the Fund; and (iv) the introduction of expense limits for the Fund.

Changes to Principal Investment Strategies

Effective December 1, 2014, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in exchange-traded funds (“ETFs”), and can opportunistically invest in swaps and futures, that provide exposures to U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of June 30, 2014, the Benchmark’s duration was 5.79.

The investment process involves an assessment of the Benchmark and identifying the best way to achieve the market exposures of the Benchmark while also trying to balance trading efficiency, low costs, high liquidity, and the need for current income. The portfolio management team will keep portfolio characteristics within a moderate range around the Benchmark’s targets.

Addition of Principal Risk

Effective December 1, 2014, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

****

Effective December 1, 2014, the following paragraph shall replace the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

On December 1, 2014, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2014 represent performance of the prior sub-advisors to the Fund.

****

Cessation of Sub-Advisory Fee and Introduction of Expense Limits

Effective December 1, 2014, the Fund will no longer pay a sub-advisory fee of 0.25% (stated as a percentage of the Fund’s average daily net assets). In addition, effective December 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15%, 0.75%, and 0.65%, respectively, effective through April 30, 2016. Accordingly, effective December 1, 2014, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.22%	1.07%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.83%	1.43%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	0.86%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15% and 0.75%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$128	$88
3 Years	$520	$396
5 Years	$937	$727
10 Years	$2,098	$1,662

****

Class Z Shares | Forward Investment Grade Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 1, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 15, 2014, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective December 1, 2014: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pacific Investment Management Company LLC (“PIMCO”); (iii) changes to the advisory arrangement of the Fund; and (iv) the introduction of expense limits for the Fund.

Changes to Principal Investment Strategies

Effective December 1, 2014, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in exchange-traded funds (“ETFs”), and can opportunistically invest in swaps and futures, that provide exposures to U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of June 30, 2014, the Benchmark’s duration was 5.79.

The investment process involves an assessment of the Benchmark and identifying the best way to achieve the market exposures of the Benchmark while also trying to balance trading efficiency, low costs, high liquidity, and the need for current income. The portfolio management team will keep portfolio characteristics within a moderate range around the Benchmark’s targets.

Addition of Principal Risk

Effective December 1, 2014, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

****

Effective December 1, 2014, the following paragraph shall replace the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

On December 1, 2014, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2014 represent performance of the prior sub-advisors to the Fund.

****

Cessation of Sub-Advisory Fee and Introduction of Expense Limits

Effective December 1, 2014, the Fund will no longer pay a sub-advisory fee of 0.25% (stated as a percentage of the Fund’s average daily net assets). In addition, effective December 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15%, 0.75%, and 0.65%, respectively, effective through April 30, 2016. Accordingly, effective December 1, 2014, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the Class Z Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee	0.25%
Distribution (12b-1) Fees	N/A
Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.65%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class Z shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$78
3 Years	$365
5 Years	$674
10 Years	$1,550

****